Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Other than Temporary Impairments [Line Items]
Beginning balance	$ (2,684)	$ (3,192)	$ (4,594)
Additional credit loss for securities previously other-than-temporarily impaired	(169)	(285)	(128)
Additional credit loss for securities not previously other-than-temporarily impaired			(2,798)
Reduction in credit loss for securities disposed or collected	1,740	793	4,328
Ending balance	$ (1,113)	$ (2,684)	$ (3,192)